UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)
William J. Kridel, Jr.
HealthSharesTM, Inc.
420 Lexington Avenue
Suite 2626
New York, NY 10170
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2007

Date of reporting period:	June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—68.0%
Active Biotech AB (Sweden)*	7,395	$79,534
Combinatorx, Inc.*	14,270	88,046
Cytos Biotechnology AG (Switzerland)*	1,016	133,383
Dynavax Technologies Corp.*	25,818	106,887
Genmab A/S (Denmark)*	3,364	215,813
Human Genome Sciences, Inc.*	10,503	93,687
Immunomedics, Inc.*	50,676	210,305
Ligand Pharmaceuticals, Inc., Class B	17,810	122,533
Medarex, Inc.*	6,430	91,885
Millennium Pharmaceuticals, Inc.*	8,123	85,860
PDL BioPharma, Inc.*	4,607	107,343
Rigel Pharmaceuticals, Inc.*	10,432	92,949
Vertex Pharmaceuticals, Inc.*	3,095	88,393
XOMA Ltd. (Bermuda)*	30,904	93,948
ZymoGenetics, Inc.*	7,479	109,268

Total Biotechnology		1,719,834

LIFE SCIENCES TOOLS & SERVICES—7.1%
Enzo Biochem, Inc.*	4,802	71,790
Nektar Therapeutics*	11,281	107,057

Total Life Sciences Tools & Services		178,847

PHARMACEUTICALS—24.8%
Aspreva Pharmaceuticals Corp. (Canada)*	6,375	110,288
Elan Corp. PLC ADR (Ireland)*	8,518	186,800
GW Pharmaceuticals PLC (United Kingdom)*	45,799	80,862
Sepracor, Inc.*	2,369	97,176
Watson Pharmaceuticals, Inc.*	4,698	152,826

Total Pharmaceuticals		627,952

Total Investments—99.9% (Cost $2,529,865)(a)		$2,526,633
Other assets less liabilities—0.1%		1,388

Net Assets—100.0%		$2,528,021

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized depreciation was $3,232 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $189,102 and aggregate gross unrealized depreciation of $192,334.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,626,005	64.3%
Denmark	215,813	8.5
Ireland	186,800	7.4
Switzerland	133,383	5.3
Canada	110,288	4.4
Bermuda	93,948	3.7
United Kingdom	80,862	3.2
Sweden	79,534	3.1

Total Investments	2,526,633	99.9
Other assets less liabilities	1,388	0.1

Net Assets	$2,528,021	100.0%

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.5%

BIOTECHNOLOGY—75.2%
Cephalon, Inc.*	1,777	$142,853
GPC Biotech AG ADR (Germany)*	2,843	80,855
Human Genome Sciences, Inc.*	12,458	111,125
ImClone Systems, Inc.*	4,134	146,178
Medarex, Inc.*	6,509	93,014
Millennium Pharmaceuticals, Inc.*	7,600	80,332
Myriad Genetics, Inc.*	2,715	100,971
Onyx Pharmaceuticals, Inc.*	9,767	262,733
OSI Pharmaceuticals, Inc.*	3,520	127,459
PDL BioPharma, Inc.*	5,421	126,309
Pharmion Corp.*	4,498	130,217
QLT, Inc. (Canada)*	11,829	87,535
Regeneron Pharmaceuticals, Inc.*	7,353	131,766
United Therapeutics Corp.*	2,841	181,142
Vertex Pharmaceuticals, Inc.*	4,144	118,353
ZymoGenetics, Inc.*	7,044	102,913

Total Biotechnology		2,023,755

HEALTH CARE PROVIDERS & SERVICES—4.6%
Fresenius Medical Care AG & Co. KGaA (Germany)	2,687	123,855

LIFE SCIENCES TOOLS & SERVICES—5.8%
Exelixis, Inc.*	12,954	156,743

PHARMACEUTICALS—13.9%
Abraxis Bioscience, Inc.*	4,422	98,301
Ipsen SA (France)	1,861	95,508
MGI Pharma, Inc.*	4,707	105,296
Shire PLC ADR (United Kingdom)	1,017	75,390

Total Pharmaceuticals		374,495

Total Investments—99.5% (Cost $2,524,736)(a)		$2,678,848
Other assets less liabilities—0.5%		13,662

Net Assets—100.0%		$2,692,510

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized appreciation was $154,112 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of  $213,196 and aggregate gross unrealized depreciation of $59,084.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,215,705	82.3%
Germany	204,710	7.6
France	95,508	3.5
Canada	87,535	3.3
United Kingdom	75,390	2.8

Total Investments	2,678,848	99.5
Other assets less liabilities	13,662	0.5

Net Assets	$2,692,510	100.0%

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.8%

HEALTH CARE EQUIPMENT & SUPPLIES—90.7%
ABIOMED, Inc.*	22,934	$247,229
AngioDynamics, Inc.*	16,058	289,205
Atrion Corp.	4,184	410,032
C.R. Bard, Inc.	5,204	430,007
Cardiac Science Corp.*	25,641	281,025
Datascope Corp.	6,409	245,337
Edwards Lifesciences Corp.*	7,922	390,871
Endologix, Inc.*	86,189	385,265
ev3, Inc.*	17,935	302,743
Foxhollow Technologies, Inc.*	16,269	345,554
Kensey Nash Corp.*	9,688	259,735
Kyphon, Inc.*	9,269	446,302
Merit Medical Systems, Inc.*	24,085	288,057
NMT Medical, Inc.*	24,450	290,466
Possis Medical, Inc.*	23,201	252,427
Spectranetics (The) Corp.*	42,763	492,629
St. Jude Medical, Inc.*	8,551	354,781
Stereotaxis, Inc.*	29,084	379,837
Thoratec Corp.*	15,496	284,971
Vascular Solutions, Inc.*	27,600	258,612
Volcano Corp.*	25,338	512,080

Total Health Care Equipment & Supplies		7,147,165

HEALTH CARE PROVIDERS & SERVICES—9.1%
CryoLife, Inc.*	55,061	716,344

Total Investments—99.8% (Cost $7,632,178)(a)		$7,863,509
Other assets less liabilities—0.2%		17,242

Net Assets—100.0%		$7,880,751

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $231,331 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $598,989 and aggregate gross unrealized depreciation of $367,658.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$7,863,509	99.8%

Total Investments	7,863,509	99.8
Other assets less liabilities	17,242	0.2

Net Assets	$7,880,751	100.0%

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—48.2%
Alexion Pharmaceuticals, Inc.*	2,753	$124,050
Amylin Pharmaceuticals, Inc.*	2,870	118,129
Angiotech Pharmaceuticals, Inc. (Canada)*	16,106	114,514
CV Therapeutics, Inc.*	9,703	128,177
Encysive Pharmaceuticals, Inc.*	38,639	68,777
Human Genome Sciences, Inc.*	10,045	89,601
Millennium Pharmaceuticals, Inc.*	11,461	121,143
Momenta Pharmaceuticals, Inc.*	6,424	64,754
Nuvelo, Inc.*	27,520	74,854
Speedel Holding AG (Switzerland)*	577	85,684
United Therapeutics Corp.*	1,643	104,758
Vical, Inc.*	13,541	70,278

Total Biotechnology		1,164,719

CHEMICALS—3.5%
Solvay SA (Belgium)	541	85,354

HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
Edwards Lifesciences Corp.*	1,630	80,424

PHARMACEUTICALS—44.9%
AtheroGenics, Inc.*	38,672	82,758
Barr Pharmaceuticals, Inc.*	6,926	347,894
Biovail Corp. (Canada)	7,045	179,084
Cardiome Pharma Corp. (Canada)*	8,164	75,190
Medicines (The) Co.*	4,892	86,197
Mylan Laboratories, Inc.	4,892	88,985
Par Pharmaceutical Cos., Inc.*	4,126	116,477
Watson Pharmaceuticals, Inc.*	3,332	108,390

Total Pharmaceuticals		1,084,975

Total Investments—99.9% (Cost $2,501,793)(a)		$2,415,472
Other assets less liabilities—0.1%		3,548

Net Assets—100.0%		$2,419,020

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized depreciation was $86,321 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $192,583 and aggregate gross unrealized depreciation of $278,904.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets

United States	$1,875,646	77.6%
Canada	368,788	15.3
Switzerland	85,684	3.5
Belgium	85,354	3.5

Total Investments	2,415,472	99.9
Other assets less liabilities	3,548	0.1

Net Assets	$2,419,020	100.0%

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.8%

BIOTECHNOLOGY—25.2%
Actelion Ltd. (Switzerland)*	678	$30,232
Alexion Pharmaceuticals, Inc.*	817	36,814
Alkermes, Inc.*	2,076	30,310
Amylin Pharmaceuticals, Inc.*	861	35,439
Basilea Pharmaceutica - AG (Switzerland)*	162	35,755
Cephalon, Inc.*	484	38,908
Crucell NV ADR (Netherlands)*	1,243	27,632
Dendreon Corp.*	2,125	15,045
Genmab A/S (Denmark)*	530	34,001
GTx, Inc.*	1,589	25,726
Human Genome Sciences, Inc.*	3,067	27,358
ImClone Systems, Inc.*	1,035	36,598
Isis Pharmaceuticals, Inc.*	3,581	34,664
Medarex, Inc.*	2,710	38,726
Merck Serono SA ADR (Switzerland)	3	67
Millennium Pharmaceuticals, Inc.*	2,919	30,854
OSI Pharmaceuticals, Inc.*	1,005	36,391
PDL BioPharma, Inc.*	1,664	38,771
Progenics Pharmaceuticals, Inc.*	955	20,599
Theravance, Inc.*	1,080	34,560
United Therapeutics Corp.*	566	36,088
Vertex Pharmaceuticals, Inc.*	1,155	32,987

Total Biotechnology		677,525

CHEMICALS—2.5%
Sigma-Aldrich Corp.	777	33,155
Solvay SA (Belgium)	217	34,236

Total Chemicals		67,391

HEALTH CARE EQUIPMENT & SUPPLIES—25.6%
Advanced Medical Optics, Inc.*	836	29,160
Align Technology, Inc.*	2,000	48,320
Bausch & Lomb, Inc.	656	45,553
Beckman Coulter, Inc.	491	31,758
C.R. Bard, Inc.	402	33,217
Cooper (The) Cos., Inc.	554	29,539
Cytyc Corp.*	947	40,825
Dade Behring Holdings, Inc.	256	13,599
DENTSPLY International, Inc.	992	37,954
Edwards Lifesciences Corp.*	653	32,219
ev3, Inc.*	1,644	27,751
Hospira, Inc.*	818	31,935
Integra LifeSciences Holdings*	715	35,335
Kyphon, Inc.*	743	35,775
Mentor Corp.	694	28,232
ResMed, Inc.*	665	27,438
Respironics, Inc.*	805	34,285
Smith & Nephew PLC ADR (United Kingdom)	511	31,697
St. Jude Medical, Inc.*	851	35,308
Varian Medical Systems, Inc.*	665	28,269
Zimmer Holdings, Inc.*	366	31,070

Total Health Care Equipment & Supplies		689,239

HEALTH CARE PROVIDERS & SERVICES—9.3%
Brookdale Senior Living, Inc.	718	$32,719
DaVita, Inc.*	609	32,813
Fresenius Medical Care AG & Co. ADR (Germany)	1,166	53,747
Health Net, Inc.*	583	30,782
Laboratory Corp. of America Holdings*	451	35,295
Manor Care, Inc.	490	31,992
Triad Hospitals, Inc.*	617	33,170

Total Health Care Providers & Services		250,518

LIFE SERVICES TOOLS & SERVICES—3.7%
Applera Corp. - Applied Biosystems Group	1,082	33,044
Millipore Corp.*	446	33,491
Waters Corp.*	562	33,360

Total Life Sciences Tools & Services		99,895

MACHINERY—1.4%
Pall Corp.	834	38,356

PHARMACEUTICALS—30.9%
Abraxis Bioscience, Inc.*	1,265	28,121
Allergan, Inc.	577	33,258
Aspreva Pharmaceuticals Corp. (Canada)*	1,439	24,895
Axcan Pharma, Inc. (Canada)*	1,955	37,790
Barr Pharmaceuticals, Inc.*	668	33,554
Biovail Corp. (Canada)	1,471	37,393
Dr. Reddy’s Laboratories Ltd. ADR (India)	2,075	33,491
Elan Corp. PLC ADR (Ireland)*	2,475	54,276
Endo Pharmaceuticals Holdings, Inc.*	1,092	37,379
H. Lundbeck A/S (Denmark)	1,101	27,974
Ipsen SA (France)	701	35,976
King Pharmaceuticals, Inc.*	1,682	34,414
Medicis Pharmaceutical Corp., Class A	1,025	31,304
MGI Pharma, Inc.*	1,523	34,070
Mylan Laboratories, Inc.*	1,639	29,813
Par Pharmaceutical Cos., Inc.*	1,325	37,405
Perrigo Co.	1,940	37,985
Schwarz Pharma AG (Germany)	221	31,638
Sepracor, Inc.*	692	28,386
Shire PLC ADR (United Kingdom)	503	37,287
UCB SA (Belgium)	592	35,059
Valeant Pharmaceuticals International*	1,819	30,359
Warner Chilcott Ltd., Class A (Bermuda)*	2,229	40,322
Watson Pharmaceuticals, Inc.*	1,272	41,377

Total Pharmaceuticals		833,526

SPECIALTY RETAIL—1.2%
Fielmann AG (Germany)	513	32,425

Total Investments—99.8% (Cost $2,553,382)(a)		$2,688,875
Other assets less liabilities—0.2%		4,557

Net Assets—100.0%		$2,693,432

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $135,493 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $217,486 and aggregate gross unrealized depreciation of $81,993.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,012,982	74.7%
Germany	117,810	4.4
Canada	100,078	3.7
Belgium	69,295	2.6
United Kingdom	68,984	2.6
Switzerland	66,054	2.5
Denmark	61,975	2.3
Ireland	54,276	2.0
Bermuda	40,322	1.5
France	35,976	1.3
India	33,491	1.2
Netherlands	27,632	1.0

Total Investments	2,688,875	99.8
Other assets less liabilities	4,557	0.2

Net Assets	$2,693,432	100.0%

HEALTHSHARESTM DERMATOLOGY WOUND CARE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.7%

BIOTECHNOLOGY—33.9%
Angiotech Pharmaceuticals, Inc. (Canada)*	12,429	$88,370
Basilea Pharmaceutica AG (Switzerland)*	916	202,169
Innogenetics NV (Belgium)*	9,095	110,795
LifeCell Corp.*	5,629	171,910
Ligand Pharmaceuticals, Inc., Class B	16,935	116,513
Medigene AG (Germany)*	10,589	72,220
Merck Serono SA ADR (Switzerland)	3	67
QLT, Inc. (Canada)*	14,706	108,824

Total Biotechnology		870,868

HEALTH CARE EQUIPMENT & SUPPLIES—13.8%
Integra LifeSciences Holdings*	2,366	116,928
Mentor Corp.	2,995	121,836
Smith & Nephew PLC ADR (United Kingdom)	1,854	115,004

Total Health Care Equipment & Supplies		353,768

PHARMACEUTICALS—52.0%
Barrier Therapeutics, Inc.*	18,829	122,389
Bradley Pharmaceuticals, Inc.*	8,027	174,265
CollaGenex Pharmaceuticals, Inc.*	5,784	71,722
Medicis Pharmaceutical Corp., Class A	3,357	102,523
Mylan Laboratories, Inc.*	6,263	113,924
Perrigo Co.	8,295	162,416
PhotoCure ASA (Norway)*	11,423	118,942
Shire PLC ADR (United Kingdom)	987	73,166
Sinclair Pharma PLC (United Kingdom)*	36,724	89,523
SkyePharma PLC (United Kingdom)*	231,941	123,319
Valeant Pharmaceuticals International*	6,681	111,506
Watson Pharmaceuticals, Inc.*	2,220	72,217

Total Pharmaceuticals		1,335,912

Total Investments—99.7% (Cost $2,524,706)(a)		$2,560,548
Other assets less liabilities—0.3%		6,618

Net Assets—100.0%		$2,567,166

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized appreciation was $35,842 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of  $125,150 and aggregate gross unrealized depreciation of $89,308.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,458,149	56.8%
United Kingdom	401,012	15.6
Switzerland	202,236	7.9
Canada	197,194	7.7
Norway	118,942	4.6
Belgium	110,795	4.3
Germany	72,220	2.8

Total Investments	2,560,548	99.7
Other assets less liabilities	6,618	0.3

Net Assets	$2,567,166	100.0%

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.6%

BIOTECHNOLOGY—14.2%
Applera Corp. - Celera Group*	18,901	$234,372
Digene Corp.*	7,586	455,539
Myriad Genetics, Inc.*	13,558	504,223

Total Biotechnology		1,194,134

HEALTH CARE EQUIPMENT & SUPPLIES—69.1%
Beckman Coulter, Inc.	5,897	381,418
Cytyc Corp.*	11,119	479,340
Dade Behring Holdings, Inc.	6,199	329,291
Gen-Probe, Inc.*	4,767	288,022
Hologic, Inc.*	8,934	494,140
IDEXX Laboratories, Inc.*	4,198	397,257
Immucor, Inc.*	8,941	250,080
Inverness Medical Innovations, Inc.*	7,390	377,038
Meridian Bioscience, Inc.	35,295	764,489
Merit Medical Systems, Inc.*	20,174	241,281
OraSure Technologies, Inc.*	42,902	350,938
Quidel Corp.*	32,825	576,406
ResMed, Inc.*	8,369	345,305
SonoSite, Inc.*	7,439	233,808
Varian Medical Systems, Inc.*	7,194	305,817

Total Health Care Equipment & Supplies		5,814,630

HEALTH CARE PROVIDERS & SERVICES—8.1%
Fresenius Medical Care AG & Co. KGaA (Germany)	9,400	433,286
Laboratory Corp. of America Holdings*	3,246	254,032

Total Health Care Providers & Services		687,318

LIFE SCIENCES TOOLS & SERVICES—8.2%
Bio-Rad Laboratories, Inc., Class A*	3,873	292,683
Ventana Medical Systems, Inc.*	5,089	393,227

Total Life Sciences Tools & Services		685,910

Total Investments—99.6% (Cost $7,563,717)(a)		$8,381,992
Other assets less liabilities—0.4%		30,366

Net Assets—100.0%		$8,412,358

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $818,275 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,056,983 and aggregate gross unrealized depreciation of $238,708.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$7,948,706	94.5%
Germany	433,286	5.1

Total Investments	8,381,992	99.6
Other assets less liabilities	30,366	0.4

Net Assets	$8,412,358	100.0%

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—94.9%
ADVENTRX Pharmaceuticals, Inc.*	139,121	$353,367
AEterna Zentaris, Inc. (Canada)*	69,377	240,044
ARIAD Pharmaceuticals, Inc.*	45,228	248,302
Array BioPharma, Inc.*	39,762	464,022
BioCryst Pharmaceuticals, Inc.*	38,453	297,242
Bioenvision, Inc.*	48,225	278,741
Cell Genesys, Inc.*	95,769	320,826
Coley Pharmaceutical Group, Inc.*	38,601	139,736
Cytokinetics, Inc.*	48,594	274,556
Dendreon Corp.*	69,424	491,521
Enzon Pharmaceuticals, Inc.*	32,940	258,579
Geron Corp.*	28,126	198,007
GTx, Inc.*	20,088	325,225
Hana Biosciences, Inc.*	187,721	309,740
Isis Pharmaceuticals, Inc.*	38,266	370,415
Keryx Biopharmaceuticals, Inc.*	21,318	208,277
Marshall Edwards, Inc.*	64,468	197,917
Merck Serono SA ADR (Switzerland)	30	674
Peregrine Pharmaceuticals, Inc.*	297,828	229,328
Progenics Pharmaceuticals, Inc.*	13,999	301,958
Telik, Inc.*	51,605	174,425
XOMA Ltd. (Bermuda)*	130,000	395,199

Total Biotechnology		6,078,101

PHARMACEUTICALS—5.0%
Axcan Pharma, Inc. (Canada)*	16,484	318,636

Total Investments—99.9% (Cost $7,105,522)(a)		$6,396,737
Other assets less liabilities—0.1%		6,717

Net Assets—100.0%		$6,403,454

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized depreciation was $708,785 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $419,065 and aggregate gross unrealized depreciation of $1,127,850.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$5,442,184	85.0%
Canada	558,680	8.7
Bermuda	395,199	6.2
Switzerland	674	0.0

Total Investments	6,396,737	99.9
Other assets less liabilities	6,717	0.1

Net Assets	$6,403,454	100.0%

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.7%

BIOTECHNOLOGY—22.3%
Applera Corp. - Celera Group*	21,517	$266,811
Cepheid, Inc.*	29,635	432,671
Human Genome Sciences, Inc.*	32,553	290,373
Millennium Pharmaceuticals, Inc.*	19,441	205,491
Sangamo BioSciences, Inc.*	80,040	649,925

Total Biotechnology		1,845,271

CHEMICALS—10.2%
Sigma-Aldrich Corp.	10,623	453,283
Symyx Technologies, Inc.*	33,755	388,520

Total Chemicals		841,803

HEALTH CARE EQUIPMENT & SUPPLIES—8.7%
Beckman Coulter, Inc.	4,907	317,385
Hillenbrand Industries, Inc.	6,231	405,015

Total Health Care Equipment & Supplies		722,400

LIFE SCIENCES TOOLS & SERVICES—53.1%
Accelrys, Inc.*	56,649	356,322
Affymetrix, Inc.*	10,892	271,102
Applera Corp. - Applied Biosystems Group	9,806	299,475
Cambrex Corp.	27,986	371,374
Illumina, Inc.*	17,879	725,710
Invitrogen Corp.*	6,324	466,395
Luminex Corp.*	22,076	271,756
Millipore Corp.*	4,014	301,411
PerkinElmer, Inc.	16,524	430,615
QIAGEN N.V. (Netherlands)*	15,966	284,035
Techne Corp.*	5,178	296,233
Waters Corp.*	5,358	318,051

Total Life Sciences Tools & Services		4,392,479

MACHINERY—5.4%
Pall Corp.	9,604	441,688

Total Investments—99.7% (Cost $7,875,341)(a)		$8,243,641
Other assets less liabilities—0.3%		23,171

Net Assets—100.0%		$8,266,812

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $368,300 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $763,479 and aggregate gross unrealized depreciation of $395,179.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$7,959,606	96.3%
Netherlands	284,035	3.4

Total Investments	8,243,641	99.7
Other assets less liabilities	23,171	0.3

Net Assets	$8,266,812	100.0%

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHONOLOGY—47.0%
Actelion Ltd. (Switzerland)*	3,347	$149,244
Basilea Pharmaceutica AG (Switzerland)*	698	154,054
Bavarian Nordic A/S (Denmark)*	1,007	95,031
Crucell NV ADR (Netherlands)*	3,725	82,807
Genmab A/S (Denmark)*	4,617	296,199
GPC Biotech AG (Germany)*	5,530	158,258
Grifols S.A. (Spain)	6,057	131,784
NicOx S.A. (France)*	3,358	82,313
Zeltia S.A. (Spain)	12,283	115,790

Total Biotechnology		1,265,480

HEALTH CARE EQUIPMENT & SUPPLIES —3.1%
Omega Pharma S.A. (Belgium)	971	84,230

PHARMACEUTICALS—49.8%
Alk-Abello A/S (Denmark)	544	115,213
Elan Corp. PLC ADR (Ireland)*	8,024	175,967
FAES FARMA S.A. (Spain)	4,955	112,358
H. Lundbeck A/S (Denmark)	4,064	103,256
Hikma Pharmaceuticals PLC (United Kingdom)	10,208	78,237
Intercell AG (Austria)*	4,501	145,892
Ipsen S.A. (France)	1,597	81,959
Meda AB, Class A (Sweden)	6,000	94,718
Novo Nordisk A/S, Class B (Denmark)	1,212	131,973
Recordati S.p.A (Italy)	8,793	73,390
Schwarz Pharma AG (Germany)	803	114,956
Stada Arzneimittel AG (Germany)	1,749	111,586

Total Pharmaceuticals		1,339,505

Total Investments—99.9% (Cost $2,566,301)(a)		$2,689,215
Other assets less liabilities—0.1%		2,202

Net Assets—100.0%		$2,691,417

ADR - American Depositary Receipt.
*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $122,914 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $160,119 and aggregate gross unrealized depreciation of $37,205.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
Denmark	$741,672	27.6%
Germany	384,800	14.3
Spain	359,932	13.4
Switzerland	303,298	11.3
Ireland	175,967	6.5
France	164,272	6.1
Austria	145,892	5.4
Sweden	94,718	3.5
Belgium	84,230	3.1
Netherlands	82,807	3.1
United Kingdom	78,237	2.9
Italy	73,390	2.7

Total Investments	2,689,215	99.9
Other assets less liabilities	2,202	0.1

Net Assets	$2,691,417	100.0%

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—2.8%
Q-Med AB (Sweden)	4,809	$68,728

HEALTH CARE EQUIPMENT & SUPPLIES—88.9%
Bespak PLC (United Kingdom)	4,702	62,688
Carl Zeiss Meditec AG (Germany)	5,100	109,585
Coloplast A/S, Class B (Denmark)	766	62,209
Corin Group PLC (United Kingdom)*	19,000	207,376
Draegerwerk AG (Germany)	1,075	101,048
Elekta AB, Class B (Sweden)	10,491	182,061
Getinge AB, Class B (Sweden)	5,845	126,367
Gyrus Group PLC (United Kingdom)*	7,800	73,905
Ion Beam Applications (Belgium)*	3,237	105,752
Nobel Biocare Holding AG (Switzerland)	305	99,668
Optos PLC (United Kingdom)*	19,300	97,871
Phonak Holding AG (Switzerland)	1,833	164,515
Prim SA (Spain)	4,447	97,596
Sartorius Stedim Biotech (France)	2,721	184,477
Sorin S.p.A (Italy)*	34,212	90,100
SSL International PLC (United Kingdom)	14,100	123,554
Straumann Holding AG (Switzerland)	446	125,183
William Demant Holding A/S (Denmark)*	826	81,997
Ypsomed Holding AG (Switzerland)*	1,096	88,800

Total Health Care Equipment & Supplies		2,184,752

HEALTH CARE PROVIDERS & SERVICES—2.7%
Synergy Healthcare PLC (United Kingdom)	4,034	67,177

LIFE SCIENCES TOOLS & SERVICES—5.5%
Tecan Group AG (Switzerland)	2,009	135,070

Total Investments—99.9% (Cost $2,493,536)(a)		$2,455,727
Other assets less liabilities—0.1%		2,316

Net Assets—100.0%		$2,458,043

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized depreciation was $37,809 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $38,212 and aggregate gross unrealized depreciation of $76,021.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United Kingdom	$632,571	25.7%
Switzerland	613,236	24.9
Sweden	377,156	15.3
Germany	210,633	8.6
France	184,477	7.5
Denmark	144,206	5.9
Belgium	105,752	4.3
Spain	97,596	4.0
Italy	90,100	3.7

Total Investments	2,455,727	99.9
Other assets less liabilities	2,316	0.1

Net Assets	$2,458,043	100.0%

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—29.1%
AEterna Zentaris, Inc. (Canada)*	25,911	$89,652
Alizyme PLC (United Kingdom)*	40,203	77,233
Indevus Pharmaceuticals, Inc.*	12,841	86,420
Ligand Pharmaceuticals, Inc., Class B	17,196	118,308
Medarex, Inc.*	9,067	129,567
Neurocrine Biosciences, Inc.*	12,434	139,635
Theravance, Inc.*	3,218	102,976

Total Biotechnology		743,791

CHEMICALS—3.8%
Solvay SA (Belgium)	607	95,767

HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
Mentor Corp.	3,102	126,189

PHARMACEUTICALS—62.1%
Adolor Corp.*	30,247	112,216
Auxilium Pharmaceuticals, Inc.*	7,927	126,356
Axcan Pharma, Inc. (Canada)*	7,804	150,851
Barr Pharmaceuticals, Inc.*	2,211	111,059
Dr. Reddy’s Laboratories Ltd. ADR (India)	8,141	131,396
King Pharmaceuticals, Inc.*	4,073	83,334
Nastech Pharmaceutical Co., Inc.*	10,061	109,766
Noven Pharmaceuticals, Inc.*	4,468	104,775
Salix Pharmaceuticals Ltd.*	9,130	112,299
Santarus, Inc.*	16,984	87,807
Schwarz Pharma AG (Germany)	1,740	249,095
Warner Chilcott Ltd., Class A (Bermuda)*	5,232	94,647
Watson Pharmaceuticals, Inc.*	3,474	113,009

Total Pharmaceuticals		1,586,610

Total Investments—99.9% (Cost $2,546,966)(a)		$2,552,357
Other assets less liabilities—0.1%		1,389

Net Assets—100.0%		$2,553,746

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized appreciation was $5,391 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $155,994 and aggregate gross unrealized depreciation of $150,603.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,663,716	65.1%
Germany	249,095	9.8
Canada	240,503	9.4
India	131,396	5.1
Belgium	95,767	3.8
Bermuda	94,647	3.7
United Kingdom	77,233	3.0

Total Investments	2,552,357	99.9
Other assets less liabilities	1,389	0.1

Net Assets	$2,553,746	100.0%

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.9%

BIOTECHNOLOGY—44.1%
Basilea Pharmaceutica AG (Switzerland)*	662	$146,109
Bavarian Nordic A/S (Denmark)*	1,185	111,829
Crucell NV ADR (Netherlands)*	6,641	147,629
Cubist Pharmaceuticals, Inc.*	4,634	91,336
Human Genome Sciences, Inc.*	8,489	75,722
Idenix Pharmaceuticals, Inc.*	15,783	93,120
Innogenetics NV (Belgium)*	7,213	87,868
Medarex, Inc.*	6,571	93,900
Theravance, Inc.*	3,670	117,440
Vertex Pharmaceuticals, Inc.*	4,344	124,065

Total Biotechnology		1,089,018

CHEMICALS—5.3%
Solvay SA (Belgium)	834	131,581

HEALTH CARE EQUIPMENT & SUPPLIES—6.9%
Hospira, Inc.*	4,362	170,293

LIFE SCIENCES TOOLS & SERVICES—8.9%
Enzo Biochem, Inc.*	9,864	147,467
Nektar Therapeutics*	7,681	72,893

Total Life Sciences Tools & Services		220,360

PHARMACEUTICALS—34.7%
Abraxis Bioscience, Inc.*	4,735	105,259
Barr Pharmaceuticals, Inc.*	1,636	82,176
Flamel Technologies S.A. ADR (France)*	6,019	126,218
King Pharmaceuticals, Inc.*	5,887	120,448
Mylan Laboratories, Inc.*	5,914	107,576
Valeant Pharmaceuticals International*	4,647	77,558
ViroPharma, Inc.*	10,272	141,754
Watson Pharmaceuticals, Inc.*	2,942	95,703

Total Pharmaceuticals		856,692

Total Investments—99.9% (Cost $2,570,341)(a)		$2,467,944
Other assets less liabilities—0.1%		1,395

Net Assets—100.0%		$2,469,339

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized depreciation was $102,397 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $69,883 and aggregate gross unrealized depreciation of $172,280.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,716,710	69.5%
Belgium	219,449	8.9
Netherlands	147,629	6.0
Switzerland	146,109	5.9
France	126,218	5.1
Denmark	111,829	4.5

Total Investments	2,467,944	99.9
Other assets less liabilities	1,395	0.1

Net Assets	$2,469,339	100.0%

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.6%

BIOTECHNOLOGY—57.7%
Alkermes, Inc.*	6,243	$91,148
Amylin Pharmaceuticals, Inc.*	3,221	132,576
Arena Pharmaceuticals, Inc.*	10,027	110,197
GTx, Inc.*	9,471	153,335
Human Genome Sciences, Inc.*	10,650	94,998
Ligand Pharmaceuticals, Inc., Class B	17,067	117,421
Mannkind Corp.*	6,927	85,410
Metabasis Therapeutics, Inc.*	9,529	66,703
NicOx (France)*	9,297	227,893
NPS Pharmaceuticals, Inc.*	21,703	89,850
OSI Pharmaceuticals, Inc.*	2,860	103,561
Tercica, Inc.*	25,671	130,922

Total Biotechnology		1,404,014

CHEMICALS—4.9%
Solvay SA (Belgium)	755	119,117

LIFE SCIENCES TOOLS & SERVICES—3.6%
Nektar Therapeutics*	9,201	87,317

PHARMACEUTICALS—33.4%
DepoMed, Inc.*	20,152	96,125
Dr. Reddy’s Laboratories Ltd. ADR (India)	4,777	77,101
Emisphere Technologies, Inc.*	32,009	154,923
Flamel Technologies S.A. (France)*	3,425	71,822
Ipsen SA (France)	1,788	91,762
Nastech Pharmaceutical Co., Inc.*	9,835	107,300
Prostrakan Group PLC (United Kingdom)*	43,818	72,090
Watson Pharmaceuticals, Inc.*	4,326	140,725

Total Pharmaceuticals		811,848

Total Investments—99.6% (Cost $2,472,333)(a)		$2,422,296
Other assets less liabilities—0.4%		9,970

Net Assets—100.0%		$2,432,266

ADR - American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized depreciation was $50,037 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $160,424 and aggregate gross unrealized depreciation of $210,461.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,762,511	72.4%
France	391,477	16.1
Belgium	119,117	4.9
India	77,101	3.2
United Kingdom	72,090	3.0

Total Investments	2,422,296	99.6
Other assets less liabilities	9,970	0.4

Net Assets	$2,432,266	100.0%

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.7%

BIOTECHNOLOGY—14.9%
Cephalon, Inc.*	929	$74,682
Millennium Pharmaceuticals, Inc.*	9,915	104,802
Neurochem, Inc. (Canada)*	27,814	184,963

Total Biotechnology		364,447

CHEMICALS—3.1%
Solvay SA (Belgium)	485	76,519

PHARMACEUTICALS—81.7%
Abraxis Bioscience, Inc.*	4,977	110,639
Adolor Corp.*	29,201	108,336
Aspreva Pharmaceuticals Corp. (Canada)*	4,660	80,618
Barr Pharmaceuticals, Inc.*	1,723	86,546
Biovail Corp. (Canada)	6,231	158,391
Elan Corp. PLC ADR (Ireland)*	5,904	129,475
Endo Pharmaceuticals Holdings, Inc.*	3,522	120,558
H. Lundbeck A/S (Denmark)	4,631	117,662
Ipsen SA (France)	1,906	97,818
King Pharmaceuticals, Inc.*	7,154	146,371
MGI Pharma, Inc.*	5,176	115,787
Mylan Laboratories, Inc.*	4,361	79,327
Par Pharmaceutical Cos., Inc.*	3,653	103,124
Schwarz Pharma AG (Germany)	1,345	192,547
Sepracor, Inc.*	2,661	109,154
Shire PLC ADR (United Kingdom)	1,250	92,663
Valeant Pharmaceuticals International*	4,504	75,172
Watson Pharmaceuticals, Inc.*	2,461	80,056

Total Pharmaceuticals		2,004,244

Total Investments—99.7% (Cost $2,502,832)(a)		$2 ,445,210
Other assets less liabilities—0.3%		8,104

Net Assets—100.0%		$2,453,314

ADR - American Depositary Receipt.
*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized depreciation was $57,622 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $201,868 and aggregate gross unrealized depreciation of $259,490.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,314,554	53.6%
Canada	423,972	17.3
Germany	192,547	7.8
Ireland	129,475	5.3
Denmark	117,662	4.8
France	97,818	4.0
United Kingdom	92,663	3.8
Belgium	76,519	3.1

Total Investments	2,445,210	99.7
Other assets less liabilities	8,104	0.3

Net Assets	$2,453,314	100.0%

HEALTHSHARESTM OPTHALMOLOGY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.0%

BIOTECHNOLOGY—16.4%

OSI Pharmaceuticals, Inc.*	2,903	$105,118
OXiGENE, Inc.*	28,643	113,999
QLT, Inc. (Canada)*	9,058	67,029
Regeneron Pharmaceuticals, Inc.*	7,160	128,307

Total Biotechnology		414,453

HEALTH CARE EQUIPMENT & SUPPLIES—35.7%
Advanced Medical Optics, Inc.*	2,857	99,652
Anika Therapeutics, Inc.*	6,061	92,067
Bausch & Lomb, Inc.	1,497	103,952
Carl Zeiss Meditec AG (Germany)	5,692	122,305
Cooper (The) Cos., Inc.	1,876	100,028
InSite Vision, Inc.*	76,240	114,360
Novadaq Technologies, Inc. (Canada)*	12,281	75,043
Shamir Optical Industry Ltd. (Israel)*	13,893	136,708
STAAR Surgical Co.*	14,787	56,486

Total Health Care Equipment & Supplies		900,601

HEALTH CARE PROVIDERS & SERVICES—18.1%
AmSurg, Corp.*	4,529	109,330
LCA-Vision, Inc.	2,992	141,402
NovaMed, Inc.*	16,481	99,710
TLC Vision Corp. (Canada)*	20,448	105,716

Total Health Care Providers & Services		456,158

PHARMACEUTICALS—20.7%
Akorn, Inc.*	19,079	133,362
Allergan, Inc.	1,552	89,457
Ista Pharmaceuticals, Inc.*	20,714	152,869
Watson Pharmaceuticals, Inc.*	4,467	145,312

Total Pharmaceuticals		521,000

SPECIALITY RETAILS—9.1%
Fielmann AG (Germany)	3,615	228,489

Total Investments—100.0% (Cost $2,514,787)(a)		$2,520,701
Other assets less liabilities—0.0%		734

Net Assets—100.0%		$2,521,435

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $5,914 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $142,858 and aggregate gross unrealized depreciation of $136,944.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,785,411	70.9%
Germany	350,794	13.9
Canada	247,788	9.8
Israel	136,708	5.4

Total Investments	2,520,701	100.0
Other assets less liabilities	734	0.0

Net Assets	$2,521,435	100.0%

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.6%

HEALTH CARE PROVIDERS & SERVICES—99.6%
Apria Healthcare Group, Inc.*	12,598	$362,444
Brookdale Senior Living, Inc.	7,083	322,772
Chemed Corp.	6,708	444,673
Community Health Systems, Inc.*	6,241	252,448
DaVita, Inc.*	10,575	569,781
Fresenius Medical Care AG & Co. ADR (Germany)	7,001	321,626
Genesis HealthCare Corp.*	4,000	273,680
Health Management Associates, Inc., Class A	32,702	371,495
Health Net, Inc.*	14,295	754,775
HEALTHSOUTH Corp.*	23,914	433,083
Healthways, Inc.*	6,220	294,641
Kindred Healthcare, Inc.*	11,711	359,762
LifePoint Hospitals, Inc.*	11,714	453,098
Lincare Holdings, Inc.*	7,330	292,101
Magellan Health Services, Inc.*	5,731	266,320
Manor Care, Inc.	5,235	341,793
Pediatrix Medical Group, Inc.*	7,952	438,553
Psychiatric Solutions, Inc.*	9,981	361,911
Sunrise Senior Living, Inc.*	7,320	292,727
Tenet Healthcare Corp.*	35,878	233,566
Triad Hospitals, Inc.*	7,649	411,210
Universal Health Services, Inc., Class B	4,162	255,963

Total Investments—99.6% (Cost $7,721,473)(a)		$8,108,422
Other assets less liabilities—0.4%		30,388

Net Assets—100.0%		$8,138,810

ADR - American Depositary Receipt.
*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30 2007, net unrealized appreciation was $386,949 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $608,340 and aggregate gross unrealized depreciation of $221,391.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$7,786,796	95.6%
Germany	321,626	4.0

Total Investments	8,108,422	99.6
Other assets less liabilities	30,388	0.4

Net Assets	$8,138,810	100.0%

HEALTHSHARES™ RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.3%

BIOTECHNOLOGY—35.8%
Actelion Ltd. (Switzerland)*	2,621	$116,871
Alnylam Pharmaceuticals, Inc.*	4,921	74,750
Encysive Pharmaceuticals, Inc.*	36,987	65,837
InterMune, Inc.*	3,697	95,900
Medarex, Inc.*	7,757	110,848
NicOx SA (France)*	7,202	176,539
Tanox, Inc.*	6,951	134,919
Theravance, Inc.*	2,649	84,768
United Therapeutics Corp.*	1,584	100,996

Total Biotechnology		961,428

HEALTH CARE EQUIPMENT & SUPPLIES—7.7%
ResMed, Inc.*	2,962	122,212
Respironics, Inc.*	1,975	84,115

Total Health Care Equipment & Supplies		206,327

LIFE SCIENCES TOOLS & SERVICES—2.7%
Nektar Therapeutics*	7,637	72,475

PHARMACEUTICALS—53.1%
Adams Respiratory Therapeutics, Inc.*	3,345	131,760
Discovery Laboratories, Inc.*	59,366	168,006
King Pharmaceuticals, Inc.*	4,072	83,313
K-V Pharmaceutical Co., Class A*	4,036	109,941
Pharmaxis Ltd. GDR (Australia)*	2,921	126,333
Sepracor, Inc.*	2,429	99,638
Shire PLC ADR (United Kingdom)	2,184	161,900
SkyePharma PLC (United Kingdom)*	266,004	141,430
UCB SA (Belgium)	2,276	134,788
Vectura Group PLC (United Kingdom)*	155,716	270,243

Total Pharmaceuticals		1,427,352

Total Investments—99.3% (Cost $2,589,525)(a)		$2,667,582
Other assets less liabilities—0.7%		17,572

Net Assets—100.0%		$2,685,154

ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2007, net unrealized appreciation was $78,057 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $207,508 and aggregate gross unrealized depreciation of $129,451.

COUNTRY BREAKDOWN AS OF JUNE 30, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,539,478	57.3%
United Kingdom	573,573	21.4
France	176,539	6.6
Belgium	134,788	5.0
Australia	126,333	4.7
Switzerland	116,871	4.3

Total Investments	2,667,582	99.3
Other assets less liabilities	17,572	0.7

Net Assets	$2,685,154	100.0%

Item 2.    Controls and Procedures.

(a)   The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		HealthSharesTM, Inc.

By:	/s/	William J. Kridel, Jr.
William J. Kridel, Jr.
President, Chairman and Chief Executive Officer

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	William J. Kridel, Jr.
William J. Kridel, Jr.
President, Chairman and Chief Executive Officer

Date:	August 20, 2007

By:	/s/	David W. Jaffin
David W. Jaffin
Chief Financial Officer, Secretary and Treasurer

Date:	August 20, 2007